Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Current Assets
Cash and cash equivalents	$ 149,480	$ 1,259,242
Other receivables	402,664	837,930
Prepaid expenses		1,645,180
Total Current Assets	552,144	3,742,352
Non-Current Assets
Restricted cash and other deposits	15,020,046	15,020,679
Property and plant and equipment, net	1,097	853
Deferred exploration and evaluation expenditure	34,619,150	35,213,542
Investment in joint venture	95,769,243	5,000,000
Investment in associate	344,953	343,239
Right of use asset	25,035	30,871
Total Non-Current Assets	145,779,524	55,609,184
TOTAL ASSETS	146,331,668	59,351,536
Current Liabilities
Trade and other payables	11,896,646	13,226,525
Provisions	25,111	24,200
Lease liability	10,012	9,842
Funding from related party	6,008,590	4,268,857
Warrants liability	36,273,902	37,864,064
Total Current Liabilities	54,214,261	55,393,488
Non-Current Liabilities
Offtake prepayment	15,000,000	15,000,000
Lease liability	17,951	23,796
Total Non-Current Liabilities	15,017,951	15,023,796
TOTAL LIABILITIES	69,232,212	70,417,284
NET ASSETS	77,099,456	(11,065,748)
EQUITY
Share capital	141,997,899	51,508,320
Unissued Capital	45,734,183	45,734,183
Reserves	56,989,260	40,377,182
Accumulated deficit	(167,621,886)	(148,685,433)
TOTAL EQUITY	$ 77,099,456	$ (11,065,748)